UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7478

Name of Fund: MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.6%        $ 5,000  Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due 6/01/2032    $   5,346
                        2,900  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                               Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875% due 8/01/2036        2,885
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Arizona - 2.2%          1,000  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                               Project 1), Series A, 6.75% due 7/01/2029                                                        984
                        2,315  Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                               Refunding, 7.50% due 7/01/2010 (c)                                                             2,742
                        2,000  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                               Series C, 6.75% due 7/01/2031                                                                  2,075
                        1,000  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                               Project II), Series A, 6.75% due 7/01/2021                                                     1,052
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California - 9.7%              California State, Various Purpose, GO:
                        3,300      5.50% due 4/01/2028                                                                        3,636
                        4,145      5.50% due 4/01/2030                                                                        4,549
                        5,000      5.50% due 11/01/2033                                                                       5,456
                               Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue
                               Bonds:
                        4,310      Series A-3, 7.875% due 6/01/2042                                                           5,371
                        3,750      Series B, 5.375% due 6/01/2010 (i)                                                         4,108
                        6,200      Series B, 5.50% due 6/01/2013 (i)                                                          6,956
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Colorado - 3.4%           300  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                               due 4/01/2031                                                                                    313
                               Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee):
                        3,025      Series A, 7.35% due 9/01/2031                                                              3,229
                        1,000      Series B, 7% due 9/01/2031                                                                 1,030
                        1,325  North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031                1,338
                        3,300  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                               Improvement Fees), 8% due 12/01/2025                                                           3,657
                        1,000  Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7%
                               due 12/01/2024                                                                                 1,098
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

Portfolio Abbreviations

To simplify the listings of MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT           Alternative Minimum Tax (subject to)
DRIVERS       Derivative Inverse Tax-Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
RIB           Residual Interest Bonds
S/F           Single-Family
VRDN          Variable Rate Demand Notes

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.1%    $ 1,165  Connecticut State Development Authority, Airport Facility Revenue Bonds (LearJet Inc.
                               Project), AMT, 7.95% due 4/01/2026                                                         $   1,402
                        2,000  Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue Refunding
                               Bonds (Priority Distribution), 6.25% due 1/01/2031                                             2,158
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Florida - 4.6%                 Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                               Revenue Bonds:
                        2,350      Series A, 6.375% due 5/01/2035                                                             2,495
                        1,250      Series B, 5.75% due 5/01/2013                                                              1,301
                        4,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                               Series A, 6.25% due 5/01/2037                                                                  4,223
                        1,280  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                               Health System), 5.625% due 11/15/2032                                                          1,366
                               Orlando, Florida, Urban Community Development District, Capital Improvement Special
                               Assessment Bonds:
                        1,135      6.25% due 5/01/2034                                                                        1,197
                        1,000      Series A, 6.95% due 5/01/2033                                                              1,077
                           40  Panther Trace, Florida, Community Development District, Special Assessment Revenue Bonds,
                               Series B, 6.50% due 5/01/2009                                                                     40
                          935  Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                               6.75% due 5/01/2032                                                                              998
                          950  Preserve at Wilderness Lake, Florida, Community Development District, Capital Improvement
                               Bonds, Series A, 7.10% due 5/01/2033                                                           1,039
                          695  Vista Lakes Community, Florida, Development District, Capital Improvement Revenue Bonds,
                               Series B, 5.80% due 5/01/2008                                                                    701
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Georgia - 5.6%                 Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project):
                        1,655      7.25% due 12/01/2005                                                                       1,664
                        2,000      7.90% due 12/01/2024                                                                       2,174
                        1,225  Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                               (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025             1,301
                        2,000  Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury
                               Court Project), Series A, 6.125% due 2/15/2026                                                 2,078
                               Georgia Municipal Electric Authority, Power Revenue Refunding Bonds:
                        5,620      Series W, 6.60% due 1/01/2018                                                              6,725
                          380      Series W, 6.60% due 1/01/2018 (b)                                                            454
                        1,250      Series X, 6.50% due 1/01/2020                                                              1,504
                        1,350  Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                               College and State University Foundation), 5.50% due 9/01/2024                                  1,412
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%              355  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2, 6.90%
                               due 1/01/2027                                                                                    359
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 16.2%      $ 3,000  Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS, AMT,
                               Series 253, 8.825% due 1/01/2020 (h)(l)                                                    $   3,550
                        4,000  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding Bonds
                               (American Airlines Inc. Project), 8.20% due 12/01/2024                                         3,938
                          320  Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (e)(f)            321
                          800  Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032              873
                        1,000  Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                               6.57% due 2/15/2013                                                                            1,042
                        2,800  Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management
                               LLC Project), AMT, 6% due 11/01/2023                                                           2,981
                        1,000  Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation Providers
                               Facilities), Series A, 6.50% due 7/01/2022                                                     1,072
                        2,500  Illinois Development Finance Authority, Revenue Refunding Bonds (Community Rehabilitation
                               Providers Facilities), Series A, 6% due 7/01/2015                                              2,586
                        1,415  Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023             1,447
                          500  Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series
                               A, 5.625% due 2/15/2037                                                                          506
                        2,600  Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO,
                               DRIVERS, Series 283, 8.856% due 2/01/2018 (c)(l)                                               3,279
                        2,000  McLean and Woodford Counties, Illinois, Community Unit, School District Number 005, GO,
                               Refunding, 6.375% due 12/01/2016 (g)                                                           2,326
                               Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax and Capital
                               Appreciation Revenue Bonds (McCormick Place Expansion Project), Series A (h):
                       16,600      4.97%** due 6/15/2039                                                                      3,258
                       11,450      5.237%** due 12/15/2039                                                                    2,190
                        3,200  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax, Revenue
                               Refunding Bonds, DRIVERS, Series 269, 8.73% due 6/15/2023 (h)(l)                               4,023
                               Regional Transportation Authority, Illinois, Revenue Bonds:
                        1,500      Series A, 7.20% due 11/01/2020 (a)                                                         1,899
                        7,000      Series A, 6.70% due 11/01/2021 (c)                                                         8,806
                        2,500      Series C, 7.75% due 6/01/2020 (c)                                                          3,486
                        2,720  Will County, Illinois, Community School District No. 161 (Summit Hill), GO, Refunding,
                               5% due 1/01/2025 (c)                                                                           2,873
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Indiana - 7.4%          5,545  Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80% due 1/01/2017
                               (d)                                                                                            5,554
                               Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A:
                        2,000      7.25% due 6/01/2015                                                                        2,435
                        3,775      6.80% due 12/01/2016                                                                       4,607
                        8,750  Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Refunding Bonds,
                               Series D, 6.75% due 2/01/2014                                                                 10,300
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

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.4%      $ 5,000  Louisiana Local Government, Environmental Facilities, Community Development Authority
                               Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                               due 7/01/2030 (a)                                                                          $   5,441
                       10,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project), 6.50%
                               due 1/01/2017                                                                                 10,290
                        3,600  Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                               (International Paper Company), 6.20% due 2/01/2025                                             3,999
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Maryland - 1.6%         2,000  Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                               Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                    2,090
                        1,000  Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                               (University of Maryland Medical System), Series B, 7% due 7/01/2022 (c)                        1,314
                        1,240  Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                               District), Series A, 6.70% due 7/01/2027 (k)                                                   1,413
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Massachusetts - 6.1%    1,000  Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                               Senior-Series A, 7.50% due 5/01/2011                                                           1,203
                        1,250  Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern Nazarene
                               College), 5.625% due 4/01/2029                                                                 1,248
                        8,830  Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series
                               A, 5% due 8/15/2030 (g)                                                                        9,367
                        6,000  Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50% due 7/15/2019      7,240
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 7.1%         2,300  Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                               Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (i)            2,666
                        2,900  Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A, 2.22%
                               due 7/01/2033 (g)(j)                                                                           2,900
                        3,100  Flint, Michigan, Hospital Building Authority Revenue Refunding Bonds (Hurley Medical
                               Center), Series A, 6% due 7/01/2020 (m)                                                        3,364
                        5,320  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                               Clemens General Hospital), Series B, 5.875% due 11/15/2034                                     5,393
                        1,000  Michigan State Hospital Finance Authority, Revenue Bonds (Chelsea Community Hospital),
                               5% due 5/15/2037                                                                                 981
                        3,425  Michigan State Hospital Finance Authority Revenue Refunding Bonds (Ascension Health
                               Credit), Series A, 6.125% due 11/15/2009 (i)                                                   3,843
                        3,000  Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development
                               Area Number 3), 6.375% due 6/01/2031                                                           3,026
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 3.5%             Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                               Resources Inc. Project):
                        7,200      5.875% due 4/01/2022                                                                       7,308
                        3,465      5.90% due 5/01/2022                                                                        3,517
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Missouri - 0.1%           230  Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                               Loan), AMT, Series A, 7.50% due 3/01/2031 (f)                                                    241
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.6%                Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT (f):
                          760      Series C, 6.30% due 9/01/2028 (e)                                                            770
                          925      Series D, 6.45% due 3/01/2028                                                                952
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.1%         $ 3,300  Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70% due 6/01/2022 (c)  $   3,343
                          620  Clark County, Nevada, Improvement District No. 142 Special Assessment, 6.375%
                               due 8/01/2023                                                                                    642
                          100  Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior Series E, 7%
                               due 10/01/2019 (d)                                                                               101
                        2,500  Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company), AMT,
                               6.65% due 12/01/2017 (a)                                                                       2,520
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New Jersey - 6.0%       4,250  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                               4,494
                               New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                               Series A:
                        1,335      7.25% due 11/15/2021                                                                       1,463
                        1,100      7.25% due 11/15/2031                                                                       1,195
                        3,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                               6.25% due 9/15/2029                                                                            2,738
                        1,680  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                               Hospital Association), 6.625% due 7/01/2036                                                    1,728
                        5,785  Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041         6,995
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.1%       3,160  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan Project),
                               Series A, 6.95% due 10/01/2020                                                                 3,312
-----------------------------------------------------------------------------------------------------------------------------------
New York - 21.7%        5,000  Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5%
                               due 11/15/2031                                                                                 5,242
                        4,000  Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                               5.125% due 11/15/2031                                                                          4,211
                               New York City, New York, City IDA, Civic Facility Revenue Bonds:
                          690       Series C, 6.80% due 6/01/2028                                                               730
                          890      (Special Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                     932
                        1,920  New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                               Project), AMT, 7.625% due 12/01/2032                                                           2,141
                               New York City, New York, City Municipal Water Finance Authority, Water and Sewer System,
                               Revenue Refunding Bonds:
                        5,000      Series B, 5% due 6/15/2036 (g)                                                             5,262
                        5,000      Series C, 5% due 6/15/2031                                                                 5,258
                        3,125      Series E, 5% due 6/15/2034                                                                 3,257
                        3,375  New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB, Series
                               283, 5% due 5/15/2010 (l)                                                                      4,345
                               New York City, New York, GO:
                        1,000      Series D, 5% due 11/01/2027                                                                1,045
                        3,500      Series F, 5.25% due 1/15/2033                                                              3,710
                        4,150      Series M, 5% due 4/01/2030                                                                 4,334
                        9,850      Series M, 5% due 4/01/2035                                                                10,264
                               New York City, New York, GO, Refunding:
                          530      Series A, 6.375% due 5/15/2015 (c)                                                           604
                        3,400      Series G, 5% due 12/01/2033                                                                3,539
                        7,000  New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305, 9.38%
                               due 5/15/2015 (h)(l)                                                                           8,775
                        1,000  Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                               Pooled Program), Series E-1, 6.50% due 7/01/2017                                               1,032
                        2,690  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                               (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                      2,874
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

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
North                 $ 1,400  Haywood County, North Carolina, Industrial Facilities and Pollution Control Financing
Carolina - 1.6%                Authority Revenue Bonds (Champion International Corporation Project), AMT, 6.25%
                               due 9/01/2025                                                                              $   1,430
                        2,000  North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC of
                               North Carolina Projects), Series A, 5.80% due 10/01/2034                                       2,030
                        1,500  North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                               Bonds (Givens Estates Project), Series A, 6.375% due 7/01/2023                                 1,601
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Pennsylvania - 5.0%     2,000  Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                               Series 396, 9.373% due 1/01/2019 (g)(l)                                                        2,428
                               Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care Project):
                          470      6.125% due 2/01/2028                                                                         497
                        1,090      6.25% due 2/01/2035                                                                        1,167
                        2,000  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                               (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                                2,131
                        1,250  Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University of
                               Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                         1,376
                        1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                               due 12/01/2017                                                                                 1,293
                               Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare
                               System), Series B:
                        2,425      5.85% due 12/01/2020                                                                       2,624
                        3,350      7.125% due 12/01/2031                                                                      3,979
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Rhode Island - 0.4%     1,140  Rhode Island State Health and Educational Building Corporation, Hospital Financing
                               Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032                                 1,265
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South                   1,200  Lexington County, South Carolina, Health Services District Inc., Hospital Revenue Bonds
Carolina - 1.5%                (Lexington Medical Center), 5.50% due 5/01/2032                                                1,265
                        1,500  Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                               Refunding and Improvement Bonds, 5.50% due 11/01/2032                                          1,577
                        1,230  Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                               Refunding Bonds, 6.50% due 8/15/2012 (i)                                                       1,455
                          355  South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, AMT,
                               Series A, 6.70% due 7/01/2027                                                                    362
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Tennessee - 4.4%        1,000  Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility
                               Revenue Bonds (Appalachian Christian Village Project), Series A, 6% due 2/15/2024              1,002
                        4,000  McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                               Newsprint), AMT, 7.40% due 12/01/2022                                                          4,022
                               Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement
                               Revenue Bonds, VRDN (a)(j):
                        2,215      Series IV-E-4, 2.25% due 6/01/2020                                                         2,215
                          400      Series IV-E-5, 2.25% due 6/01/2020                                                           400
                        5,000  Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                               Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (i)                        5,905
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

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 19.2%                  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First Tier,
                               Series A:
                      $ 1,600      6.70% due 1/01/2028                                                                    $   1,725
                        4,510      6.70% due 1/01/2032                                                                        4,800
                               Brazos River Authority, Texas, PCR, Refunding, AMT:
                        1,500      (Texas Utility Company), Series A, 7.70% due 4/01/2033                                     1,778
                        6,805      (Utilities Electric Company), Series B, 5.05% due 6/01/2030                                6,863
                        1,810  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                               Series B, 7.75% due 12/01/2018                                                                 2,011
                        5,800  Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                               Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033          6,442
                        2,500  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Revenue
                               Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due 4/01/2026                 2,595
                        5,150  Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                               (Texas Children's Hospital), VRDN, Series B-1, 2.23% due 10/01/2029 (h)(j)                     5,150
                       10,000  Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding Bonds
                               (School Health Care System), Series B, 5.75% due 7/01/2027 (b)                                11,933
                        1,150  Lufkin, Texas, Health Facilities Development Corporation, Health System Revenue Bonds
                               (Memorial Health System of East Texas), 5.70% due 2/15/2028                                    1,187
                        3,440  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                               Energy Inc.), Series C, 8% due 5/01/2029                                                       3,778
                        3,060  Port Corpus Christi, Texas, Individual Development Corporation, Environmental Facilities
                               Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due 11/01/2031                 3,271
                               Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project):
                        2,500      AMT, Series B, 6.70% due 11/01/2030                                                        2,688
                          800      Series A, 6.45% due 11/01/2030                                                               849
                        3,750  San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469X, 8.91%
                               due 2/01/2014 (l)                                                                              4,542
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.8%         1,000  Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power Company),
                               Series B, 5.875% due 6/01/2017                                                                 1,093
                        7,215  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                               5.50% due 8/15/2028                                                                            7,509
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.8%       2,425  Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                               Refunding Bonds (Chelan Hydro System), AMT, Series D, 6.35% due 7/01/2028 (h)                  2,611
                               Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS (l):
                        2,250      Series 248, 8.856% due 7/01/2018 (h)                                                       2,791
                        1,125      Series 255, 9.352% due 7/01/2018 (a)                                                       1,447
                        5,000  Washington State, GO, Trust Receipts, Class R, Series 6, 9.233% due 1/01/2014 (g)(l)           6,128
                        2,200  Washington State Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center),
                               6% due 12/01/2030 (k)                                                                          2,427
                               Washington State Public Power Supply System, Revenue Refunding Bonds, Series B:
                        5,000      (Nuclear Project No. 1), 7.125% due 7/01/2016                                              6,328
                        1,900      (Nuclear Project No. 3), 7.125% due 7/01/2016 (h)                                          2,420
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.4%      $ 1,945  Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue Bonds,
                               6.125% due 6/01/2027                                                                       $   2,094
                        2,215  Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Synergyhealth
                               Inc.), 6% due 11/15/2032                                                                       2,384
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 2.0%                 Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                               Project), AMT:
                        1,000      Series A, 7% due 6/01/2024                                                                 1,011
                        5,000      Series B, 6.90% due 9/01/2024                                                              5,068
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             6,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 2.2%                 Project), AMT, 6.50% due 7/01/2021                                                             6,829
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $447,932*)  - 157.5%                                               489,273

                               Liabilities in Excess of Other Assets - (1.2%)                                                (3,608)

                               Preferred Stock, at Redemption Value - (56.3%)                                              (175,018)
                                                                                                                          ---------
                               Net Assets Applicable to Common Stock - 100.0%                                             $ 310,647
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 447,954
                                                                     ==========
      Gross unrealized appreciation                                  $   41,557
      Gross unrealized depreciation                                        (238)
                                                                     ----------
      Net unrealized appreciation                                    $   41,319
                                                                     ==========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FHLMC Collateralized.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(k)   Radian Insured.
(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(m)   ACA Insured.

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2005

      Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                    Net Activity  Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund    (3,092)                $ 15
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of July 31, 2005 were as follows:

                                                                                              (in Thousands)
      ------------------------------------------------------------------------------------------------------
                                                                  Notional Amount   Unrealized Appreciation
      ------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.605% and receive a floating rate
      based on 1-week USD Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2015                                            $ 24,000               $             58

      Pay a fixed rate of 3.931% and receive a floating rate based on 1-week USD Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires September 2025                                         $ 11,000                             39
      ------------------------------------------------------------------------------------------------------
      Total                                                                                 $             97
                                                                                            ================

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniVest Fund II, Inc.

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniVest Fund II, Inc.

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniVest Fund II, Inc.

Date: September 23, 2005